Business Combination - Fair values of the identifiable assets and liabilities of Acquiree (Details) - CNY (¥) ¥ in Thousands	Apr. 08, 2020	Nov. 19, 2020	Jun. 30, 2020	Dec. 31, 2018	Jul. 31, 2018
Taifeng Renewable Energy from Huaneng Taishan Power Co., Ltd. ("Taishan Power")
Assets
Property, plant and equipment			¥ 722,076
Right-of-use assets			91,229
Other non-current assets			1,401
Other receivables and assets			60,038
Accounts receivable			153,644
Bank balances and cash			6,315
Assets			1,034,703
Liabilities
Long-term loans			(589,000)
Lease liabilities			(90,370)
Deferred income tax liabilities			(9,213)
Accounts payable and other liabilities			(42,980)
Taxes payable			(20)
Current portion of long-term loans			(31,200)
Current portion of lease liabilities			(1,225)
Liabilities			(764,008)
Total identifiable net assets at fair value			270,695
Non-controlling interests			(48,103)
Goodwill on acquisition			5,828
Cash consideration			¥ 228,420
Tianjin Yuan Rong Investment Management Co., Ltd
Assets
Property, plant and equipment	¥ 39,130
Other receivables and assets	3,403
Accounts receivable	1,494
Bank balances and cash	1,657
Assets	45,684
Liabilities
Accounts payable and other liabilities	(36,390)
Liabilities	(36,390)
Total identifiable net assets at fair value	9,294
Gain on bargain purchase recognized in others in the consolidated statement of comprehensive income	(741)
Cash consideration	¥ 8,553
Acquisition from Taishan Power
Assets
Bank balances and cash					¥ (122,699)
Liabilities
Total identifiable net assets at fair value					(1,218,003)
Non-controlling interests					(276,713)
Goodwill on acquisition					231,218
Cash consideration				¥ 1,173,000	1,049,809
A set of activities and assets of Huaneng Laizhou Wind Power Co., Ltd. (Laizhou Wind Power)
Assets
Property, plant and equipment		¥ 231,278
Right-of-use assets		31,643
Other non-current assets		241
Other receivables and assets		205
Accounts receivable		44,812
Assets		308,179
Liabilities
Long-term loans		(258,000)
Deferred income tax liabilities		(6,787)
Accounts payable and other liabilities		(49,924)
Liabilities		(314,711)
Total identifiable net assets at fair value		(6,532)
Goodwill on acquisition		6,787
Cash consideration		¥ 255
Laizhou Wind Power
Assets
Property, plant and equipment					568,177
Right-of-use assets					30,232
Other non-current assets					2,007
Inventories					131
Other receivables and assets					4,461
Accounts receivable					47,274
Bank balances and cash					10,486
Assets					662,768
Liabilities
Long-term loans					(115,800)
Accounts payable and other liabilities					(62,059)
Taxes payable					(905)
Short-term loans					(150,000)
Current portion of long-term loans					(334,791)
Liabilities					(663,555)
Total identifiable net assets at fair value					(787)
Shandong Laiwu Thermal Power
Assets
Property, plant and equipment					1,888,021
Right-of-use assets					67,245
Other non-current assets					5,124
Inventories					2,354
Other receivables and assets					12,277
Accounts receivable					137,573
Bank balances and cash					57,558
Assets					2,170,152
Liabilities
Long-term loans					(379,254)
Deferred income tax liabilities					(31,588)
Other non-current liabilities					(26,235)
Accounts payable and other liabilities					(162,237)
Taxes payable					(1,686)
Short-term loans					(550,000)
Current portion of long-term loans					(462,606)
Liabilities					(1,613,606)
Total identifiable net assets at fair value					556,546
Shandong Liaocheng Thermal Power
Assets
Property, plant and equipment					736,577
Right-of-use assets					301,114
Other non-current assets					836
Inventories					22,225
Other receivables and assets					8,622
Accounts receivable					55,246
Bank balances and cash					54,655
Assets					1,179,275
Liabilities
Long-term loans					(200,000)
Deferred income tax liabilities					(39,414)
Other non-current liabilities					(118,628)
Accounts payable and other liabilities					(122,774)
Taxes payable					(2,215)
Short-term loans					(34,000)
Liabilities					(517,031)
Total identifiable net assets at fair value					¥ 662,244
Hong Kong Energy
Assets
Property, plant and equipment				275,889
Deferred income tax assets				2,919
Other non-current assets				10,205,870
Inventories				372,248
Other receivables and assets				1,030,858
Accounts receivable				1,523,409
Bank balances and cash				374,964
Assets				13,786,157
Liabilities
Long-term loans				(8,200,739)
Other non-current liabilities				(210,142)
Accounts payable and other liabilities				(675,009)
Taxes payable				(1,330)
Short-term loans				(1,560,108)
Current portion of long-term loans				(510,749)
Liabilities				(11,158,077)
Total identifiable net assets at fair value				2,628,080
Non-controlling interests				¥ (1,314,040)